Short-term Investment And Investments Under Fair Value - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Investments [Abstract]
Unrealized holding gain (loss) in investments	¥ 2,438	$ 356	¥ 2,022	¥ 3,910
Realized gain (loss) in investments	¥ 3,938	$ 574	¥ (3,062)	¥ 3,207